Note 7 - Party-In-Interest Transactions (Details Textual) - EBP 20-2451671 002 [Member] - USD ($)			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 172,463	$ 145,880
EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense			$ 74,335	$ 57,070
EBP, Other Related Party and Party-in-Interest [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense			$ 98,128	$ 145,880